Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other investments [line Items]
Other investments	$ 1,023	$ 765
Other investments	3,371	2,665
Investments other than investments accounted for using equity method	4,394	3,430
Financial assets at amortised cost | Time deposits
Disclosure of other investments [line Items]
Non-current investments	261	273
Current investments	1,296	1,425
Financial assets at amortised cost | Debt investments
Disclosure of other investments [line Items]
Current investments	971	824
FVTPL | Debt investments
Disclosure of other investments [line Items]
Non-current investments	240	187
Current investments	1,082	247
FVTPL | Equity investments
Disclosure of other investments [line Items]
Non-current investments	390	207
Debt investments – at FVOCI | Debt investments
Disclosure of other investments [line Items]
Non-current investments	132	98
Current investments	$ 22	$ 169